Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Apr. 18, 2012
Entity Registrant Name	RESPECT YOUR UNIVERSE, INC.
Entity Central Index Key	0001472601
Entity Filer Category	Smaller Reporting Company